Property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Property, plant and equipment, net
Property, plant and equipment, net

13       Property, plant and equipment, net

	Land,	Plant and	Vehicles,
	building and	production	furniture and	Works in
	improvements	Equipment	fixtures	progress	Others	Total
Cost
Balances at January 1, 2020	51,893	62,295	51,278	2,823	23,130	191,419
Acquisitions	455	3,718	2,296	1,966	516	8,951
Disposals	—	(1,002)	(2,710)	—	(38)	(3,750)
Transfer	1,180	189	—	(1,384)	15	-
Transfers from Intangible	—	—	10	—	—	10
Transfer to Intangible	—	(32)	(4)	(4)	—	(40)
Translation differences and inflation adjustment	3,636	4,096	(2,993)	(14)	2,164	6,889
Balances at December 31, 2020	57,164	69,264	47,877	3,387	25,787	203,479
Balances at January 1, 2019	50,886	57,459	46,715	1,666	21,670	178,396
Acquisitions	571	5,996	5,135	3,537	1,878	17,117
Disposals	—	—	(246)	(80)	—	(326)
Transfer	2,231	20	—	(2,259)	8	—
Transfers from Intangible	—	2	25	—	—	27
Transfer to Intangible	(969)	(394)	(373)	—	—	(1,736)
Translation differences and inflation adjustment	(826)	(788)	22	(41)	(426)	(2,059)
Balances at December 31, 2019	51,893	62,295	51,278	2,823	23,130	191,419
Accumulated at January 1, 2020	12,126	47,116	34,866	—	17,699	111,807
Depreciation of the year	888	3,729	4,150	—	1,456	10,223
Disposals	—	(994)	(2,063)	—	(36)	(3,093)
Transfer to Intangible	—	(29)	(3)	—	—	(32)
Translation differences and inflation adjustment	663	3,396	(2,049)	—	1,731	3,741
Accumulated at December 31, 2020	13,677	53,218	34,901	—	20,850	122,646
Accumulated at January 1, 2019	11,543	44,517	31,300	—	16,737	104,097
Depreciation of the year	810	3,605	4,110	—	1,305	9,830
Disposals	—	—	(245)	—	—	(245)
Transfer to Intangible	—	(335)	(289)	—	—	(624)
Translation differences and inflation adjustment	(227)	(671)	(10)	—	(343)	(1,251)
Accumulated at December 31, 2019	12,126	47,116	34,866	—	17,699	111,807
Net balances at December 31, 2020	43,487	16,046	12,976	3,387	4,937	80,833
Net balances at December 31, 2019	39,767	15,179	16,412	2,823	5,431	79,612